Acquisitions and divestitures - Summary of Recognized Identified Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Jan. 01, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 01, 2022
Business Acquisition [Line Items]
Goodwill	$ 266,384		$ 169,544	$ 169,544
Hashnote Holdings LLC [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		$ 2,412
Accounts receivable, net		193
Prepaid expenses and other current assets		109
Fixed assets, net		8
Digital assets		104
Goodwill		96,840
Intangible assets, net		4,480
Accounts payable and accrued expenses		(655)
Other current liabilities		(2,383)
Deferred tax liabilities		(1,043)
Total purchase consideration		$ 100,065
Billeto Inc [Member]
Business Acquisition [Line Items]
Cash and cash equivalents					$ 1,945
Goodwill					24,613
Intangible assets, net					4,600
Deferred tax liabilities					(550)
Other assets					232
Total purchase consideration					30,840
Cybavo Pte Ltd [Member]
Business Acquisition [Line Items]
Cash and cash equivalents					1,498
Fixed assets, net					528
Goodwill					120,917
Intangible assets, net					24,407
Deferred tax liabilities					(4,148)
Operating lease right-of-use assets					1,114
Other assets					335
Other current and noncurrent liabilities					(2,418)
Total purchase consideration					$ 142,233